Document and Entity Information	Jun. 30, 2021
Details
Registrant CIK	0000355573
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	REAL ESTATE ASSOCIATES LIMITED IV
Entity Incorporation, State or Country Code	CA
Entity File Number	0-12439
Entity Tax Identification Number	95-3718731
Entity Address, Address Line One	P.O. Box 91274
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90009
Entity Address, Address Description	Address of Principal Executive Offices, including zip code
Phone Fax Number Description	Registrant’s Telephone Number, Including Area Code
City Area Code	720
Local Phone Number	387-8135
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false